STOCKHOLDERS' EQUITY (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Restricted stock units outstanding, beginning	75,389	35,800
Granted	80,050	51,414
Vested	(9,000)	(9,950)
Forfeited	(16,501)	(1,875)
Restricted stock units outstanding, ending	129,938	75,389
Weighted-average grant date fair value outstanding, beginning	$ 104.63	$ 82.82
Granted	60.81	116.63
Vested	86.54	81.20
Forfeited	61.45	124.05
Weighted-average grant date fair value outstanding, ending	$ 99.00	$ 104.63